OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2024
Other Receivables Net
Schedule of other receivables
	December 31,	December 31,
	2024	2023

Deposit for business acquisitions	$11,960,764	$12,139,263
Deposit for set-up of research center	83,468	84,714
Others	5,646,585	5,439,957
Allowance for expected credit loss	(13,987,956)	(13,481,228)
Total other receivables, net	$3,702,861	$4,182,706

Schedule of allowance for expected credit loss
Expected credit loss
Beginning balance	$13,481,228	$12,489,219
Addition	579,369	1,207,145
Exchange rate effect	(72,641)	(215,136)
Ending balance	$13,987,956	$13,481,228